Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Rollforward of goodwill by reportable segment
The following is a rollforward of goodwill from December 31, 2013 to December 31, 2015 by reportable segment (in thousands):

	TL	LTL	Global Solutions	Total
Goodwill balance as of December 31, 2013	$211,413	$197,312	$110,018	$518,743
Adjustments to goodwill for purchase accounting	(1,253)	—	238	(1,015)
Goodwill related to acquisitions	108,891	—	43,033	151,924
Goodwill balance as of December 31, 2014	$319,051	197,312	153,289	669,652
Adjustments to goodwill for purchase accounting	3,919	—	176	4,095
Goodwill related to acquisitions	17,371	—	—	17,371
Goodwill balance as of December 31, 2015	$340,341	$197,312	$153,465	$691,118

Intangible assets
Intangible assets consist primarily of customer relationships acquired from business acquisitions. Intangible assets were as follows as of December 31 (in thousands):

	2015			2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
TL	$65,373	$(13,916)	$51,457	$60,173	$(8,356)	$51,817
LTL	1,358	(1,017)	341	1,358	(950)	408
Global Solutions	31,522	(6,626)	24,896	31,522	(3,869)	27,653
Total intangible assets	$98,253	$(21,559)	$76,694	$93,053	$(13,175)	$79,878

Estimated amortization expense
Estimated amortization expense for each of the next five years based on intangible assets as of December 31, 2015 is as follows (in thousands):

Amount
Year Ending:
2016	$8,725
2017	8,605
2018	8,341
2019	8,037
2020	7,665
Thereafter	35,321
Total	$76,694